CANTOR GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

COMMON STOCKS — 99.3%	Shares	Fair Value

Communications — 7.5%
Alphabet, Inc., Class A(a)	73,110	$ 8,751,267
Electronic Arts, Inc.	55,830	7,241,151
Omnicom Group, Inc.	76,310	7,260,897
		23,253,315
Consumer Discretionary — 11.5%
AutoZone, Inc.(a)	4,100	10,222,775
Booking Holdings, Inc.(a)	2,850	7,695,941
Boyd Gaming Corp.	109,000	7,561,330
SeaWorld Entertainment, Inc.(a)	92,040	5,155,160
Ulta Beauty, Inc.(a)	11,290	5,313,018
		35,948,224
Consumer Staples — 4.8%
Costco Wholesale Corp.	17,280	9,303,206
Performance Food Group Co.(a)	91,750	5,527,020
		14,830,226
Energy — 2.9%
Exxon Mobil Corp.	54,580	5,853,705
Marathon Petroleum Corp.	27,100	3,159,860
		9,013,565
Financials — 10.3%
American Express Co.	43,890	7,645,638
Ameriprise Financial, Inc.	24,900	8,270,784
Arch Capital Group Ltd.(a)	137,690	10,306,096
JPMorgan Chase & Co.	40,640	5,910,682
		32,133,200
Health Care — 14.5%
Agilent Technologies, Inc.	36,150	4,347,038
IQVIA Holdings, Inc.(a)	27,670	6,219,386
Johnson & Johnson	42,150	6,976,668
McKesson Corp.	17,570	7,507,836
Merck & Co., Inc.	53,980	6,228,752
Vertex Pharmaceuticals, Inc.(a)	16,260	5,722,057
Zimmer Biomet Holdings, Inc.	56,080	8,165,248
		45,166,985
Industrials — 9.2%
Clean Harbors, Inc.(a)	56,340	9,263,986
Hubbell, Inc.	24,020	7,964,071
Parker-Hannifin Corp.	29,180	11,381,368
		28,609,425
Technology — 38.6%
Adobe, Inc.(a)	18,320	8,958,297
Apple, Inc.	83,598	16,215,504
Cadence Design Systems, Inc.(a)	53,520	12,551,510
ExlService Holdings, Inc.(a)	29,730	4,491,014
Fortinet, Inc.(a)	129,070	9,756,401
Gartner, Inc.(a)	21,360	7,482,621
Jabil, Inc.	69,730	7,525,959
Juniper Networks, Inc.	190,500	5,968,365
KLA Corporation	22,510	10,917,800
Manhattan Associates, Inc.(a)	34,140	6,823,903
Microsoft Corp.	45,100	15,358,355
Qualys, Inc.(a)	42,940	5,546,560
Workday, Inc., Class A(a)	37,000	8,357,930
		119,954,219

Total Common Stocks (Cost $210,965,631)		308,909,159

CANTOR GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

MONEY MARKET FUNDS – 1.0%	Shares	Fair Value

Fidelity Investments Money Market Portfolio, Class I, 4.99%(b)	2,995,117	$ 2,995,117

Total Money Market Funds (Cost $2,995,117)		2,995,117

Total Investments — 100.3% (Cost $213,960,748)		311,904,276

Liabilities in Excess of Other Assets — (0.3)%		(780,286)

NET ASSETS — 100.0%		$ 311,123,990

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.